Financial Instruments - Schedule of Portfolios of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	$ 1,207,056,327	$ 4,973,385,525
Deposits
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	11,505,796,543	13,446,018,038
Fair Value through OCI	0	0
Liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	99,752,488	491,036
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	24,670,981	10,634,605
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0
Amortized Cost	47,061,623
Fair Value through OCI	0
Other Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,566,789,182	2,189,677,467
Fair Value through OCI	0	0
Financing Received from the Argentine Central Bank and Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	278,441,132	235,214,442
Fair Value through OCI	0	0
Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	186,896,801	422,488,868
Fair Value through OCI	0	0
Subordinated Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	414,476,406	285,024,673
Fair Value through OCI	0	0
Cash and Due from Banks
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	4,023,323,415	2,809,407,083
Fair Value through OCI	0	0
Argentine Central Bank's Bills
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	4,520,733,943
Amortized Cost	637,640,155	0
Fair Value through OCI	0	0
Government Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	1,154,713,307	444,789,748
Amortized Cost	0	0
Fair Value through OCI	0	0
Corporate Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	52,343,020	7,861,834
Amortized Cost	0	0
Fair Value through OCI	0	0
Derivative Financial Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	71,138,490	20,889,755
Amortized Cost	0	0
Fair Value through OCI	0	0
Repurchase Transactions
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	2,358,830,105	725,188,001
Fair Value through OCI	0	0
Other Financial Assets
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	99,381,082	66,283,445
Amortized Cost	259,641,701	285,354,838
Fair Value through OCI	0	0
Loans and Other Financing
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	6,210,116,814	7,804,461,715
Fair Value through OCI	0	0
Other Debt Securities
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	0	0
Amortized Cost	3,202,488,933	2,278,587,547
Fair Value through OCI	42,993,826	23,172,281
Financial Assets Pledged as Collateral
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	72,678,634	4,563,551
Amortized Cost	797,258,435	950,243,802
Fair Value through OCI	0	0
Investments in Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Fair Value through Profit or Loss	19,427,399	14,055,309
Amortized Cost	0	0
Fair Value through OCI	$ 0	$ 0